Related party transactions - Due to Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Related party transactions
Amounts due to related parties	$ 18,929	¥ 131,425	¥ 103,267
Tonglu Tongze Logistics Ltd And Its Subsidiaries
Related party transactions
Amounts due to related parties		121,540	84,646
Shanghai Mingyu Barcode Technology Ltd.
Related party transactions
Amounts due to related parties		5,663
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Related party transactions
Amounts due to related parties		¥ 4,222
Suzhou Zhongtong Express Ltd. ("Suzhou ZTO")
Related party transactions
Amounts due to related parties			10,909
Quanzhou Zhongtong Express Ltd.
Related party transactions
Amounts due to related parties			5,590
Shanxi Zhongtong Daying Logistics Ltd.
Related party transactions
Amounts due to related parties			¥ 2,122